Nature of Operations and Summary of Significant Accounting Policies - Summary of Consolidated Financial Statements from Variable Interest Entities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 16, 2020	Dec. 31, 2019	Apr. 23, 2018
Variable Interest Entity [Line Items]
Cash	$ 34,757	$ 37,150
Property and equipment	11,141	8,004		$ 6,301
Goodwill	123,367	119,542	$ 119,542	398	$ 397
TOTAL ASSETS	286,018	289,116		14,382
Current notes payable	73	1,438		1,207
Notes payable – net of current portion	621	1,522		0
TOTAL LIABILITIES	23,045	30,041		11,875
Total members' equity				2,492
TOTAL LIABILITIES AND STOCKHOLDERS'/MEMBERS' EQUITY	$ 286,018	289,116		14,382
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash		0		3
Property and equipment		0		853
Goodwill		$ 0		398
TOTAL ASSETS				1,254
Current notes payable				1,207
Notes payable – net of current portion
TOTAL LIABILITIES				1,207
Total members' equity				47
TOTAL LIABILITIES AND STOCKHOLDERS'/MEMBERS' EQUITY				$ 1,254